CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - GBP (£) £ in Millions		Total	Total	Share capital and premium	Other reserves	Retained profits	Other equity instruments	Non-controlling interests
Beginning balance at Dec. 31, 2023		£ 40,431	£ 35,355	£ 2,174	£ 2,395	£ 30,786	£ 5,018	£ 58
Comprehensive income
Profit for the period		2,007	1,824			1,824	172	11
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(258)	(258)			(258)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		72	72		72
Gains and losses attributable to own credit risk, net of tax		(62)	(62)			(62)
Movements in cash flow hedging reserve, net of tax		(261)	(261)		(261)
Movements in foreign currency translation reserve, net of tax		(39)	(39)		(39)
Total other comprehensive income (loss) for the period, net of tax		(548)	(548)		(228)	(320)
Total comprehensive income for the period	[1]	1,459	1,276		(228)	1,504	172	11
Transactions with owners
Dividends		(2,140)	(2,140)			(2,140)
Distributions on other equity instruments		(172)					(172)
Capital contributions received		61	61			61
Total transactions with owners		(2,251)	(2,079)			(2,079)	(172)	0
Realised gains and losses on equity shares held at fair value through other comprehensive income		0
Ending balance at Jun. 30, 2024	[2]	39,639	34,552	2,174	2,167	30,211	5,018	69
Comprehensive income
Profit for the period		1,479	1,277			1,277	191	11
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(306)	(306)			(306)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		1	1		1
Gains and losses attributable to own credit risk, net of tax		6	6			6
Movements in cash flow hedging reserve, net of tax		247	247		247
Movements in foreign currency translation reserve, net of tax		(26)	(26)		(26)
Total other comprehensive income (loss) for the period, net of tax		(78)	(78)		222	(300)
Total comprehensive income for the period	[3]	1,401	1,199		222	977	191	11
Transactions with owners
Dividends		(1,850)	(1,850)			(1,850)		0
Distributions on other equity instruments		(191)					(191)
Issue of other equity instruments		1,168	(6)			(6)	1,174
Redemptions of other equity instruments		(500)					(500)
Capital contributions received		81	81			81
Return of capital contributions		(1)	(1)			(1)
Total transactions with owners		(1,293)	(1,776)			(1,776)	483	0
Realised gains and losses on equity shares held at fair value through other comprehensive income		0
Ending balance at Dec. 31, 2024	[4]	39,747	33,975	2,174	2,389	29,412	5,692	80
Comprehensive income
Profit for the period		1,940	1,709			1,709	215	16
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(125)	(125)			(125)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		143	143		143
Gains and losses attributable to own credit risk, net of tax		45	45			45
Movements in cash flow hedging reserve, net of tax		886	886		886
Movements in foreign currency translation reserve, net of tax		42	42		42
Total other comprehensive income (loss) for the period, net of tax		991	991		1,071	(80)
Total comprehensive income for the period	[5]	2,931	2,700		1,071	1,629	215	16
Transactions with owners
Dividends		(640)	(640)			(640)
Distributions on other equity instruments		(215)					(215)
Issue of other equity instruments		744	(9)			(9)	753
Redemptions of other equity instruments		(640)	47			47	(687)
Capital contributions received		83	83			83
Return of capital contributions		(1)	(1)			(1)
Changes in non-controlling interests		0	20			20		(20)
Total transactions with owners		(669)	(500)			(500)	(149)	(20)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0
Ending balance at Jun. 30, 2025	[6]	£ 42,009	£ 36,175	£ 2,174	£ 3,460	£ 30,541	£ 5,758	£ 76

[1]	Total comprehensive income attributable to owners of the parent was £1,448 million.
[2]	Total equity attributable to owners of the parent was £39,570 million
[3]	Total comprehensive income attributable to owners of the parent was £1,390 million.
[4]	Total equity attributable to owners of the parent was £39,667 million
[5]	Total comprehensive income attributable to owners of the parent was £2,915 million.
[6]	Total equity attributable to owners of the parent was £41,933 million